Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares issued	10,000,000
Undesignated preferred stock par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Undesignated preferred stock authorized		90,000,000	90,000,000	90,000,000
Undesignated preferred stock issued
Undesignated preferred stock outstanding
Non-redeemable preferred stock par value (in Dollars per share)		$ 0.00001	$ 0.00001
Non-redeemable preferred stock authorized		10,000,000	10,000,000
Non-redeemable preferred stock outstanding		8,000,000	8,000,000
Non-redeemable preferred stock issued		8,000,000	8,000,000
liquidation preference (in Dollars)		$ 28,927	$ 28,927
Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	800,000,000	800,000,000	800,000,000
Common stock, shares issued	33,027,830	1,545,154	30,208	0
Common stock, shares outstanding	33,027,830	1,545,154	30,208	0
Undesignated Preferred Stock
Undesignated preferred stock par value (in Dollars per share)	$ 0.00001		$ 0.00001
Undesignated preferred stock authorized	90,000,000		90,000,000
Undesignated preferred stock issued
Undesignated preferred stock outstanding
Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		2,000,000	2,000,000	2,000,000
Common stock, shares outstanding		2,000,000	2,000,000	2,000,000
Series A Preferred Stock
Non-redeemable preferred stock par value (in Dollars per share)			$ 0.00001	$ 0.00001
Non-redeemable preferred stock authorized			10,000,000	10,000,000
Non-redeemable preferred stock outstanding			8,000,000	8,000,000
Non-redeemable preferred stock issued			8,000,000	8,000,000
liquidation preference (in Dollars)			$ 28,927	$ 24,474